UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported):  ___________

Commission File Number of securitizer:  ___________

Central Index Key Number of securitizer:  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  0001026214

Federal Home Loan Mortgage Corporation (as issuer of the Structured Pass-Through Certificates, Series K-126) and FREMF 2021-K126 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001026214

Central Index Key Number of underwriter (if applicable):  ___________

Robert Koontz (703) 903-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 2, 2021, of Ernst & Young LLP, attached as Exhibit 99.1 to this report.

Explanatory Note:

This Form ABS-15G/A amends the Form ABS-15G filed on March 1, 2021 (SEC Accession Number: 0001193125-21-063100) (the “Original Form ABS-15G”) to file as Exhibit 99.1 hereto the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 2, 2021, of Ernst & Young LLP, which supersedes Exhibit 99.1 to the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 2, 2021
Federal Home Loan Mortgage Corporation,
as Depositor with respect to the Structured Pass-Through Certificates, Series K-126, and as Securitizer with respect to the FREMF 2021-K126 Mortgage Trust

By: /s/ Robert Koontz
Name:  Robert Koontz
Title:    Senior Vice President – Multifamily Capital Markets

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 2, 2021, of Ernst & Young LLP.